Advances from customers and deferred revenue	6 Months Ended
Jun. 30, 2020
Advances from customers and deferred revenue [Abstract]
Advances from customers and deferred revenue
12.	Advances from customers and deferred revenue

	December 31,	June 30,
	2019	2020
	RMB	RMB
Advances from customers	50,961	47,219
Deferred revenue, current	795,005	513,570

Total current advances from customers and deferred revenue	845,966	560,789

Deferred revenue, non-current	164,913	196,990

Total non-current deferred revenue	164,913	196,990